Warrant Liability - Additional Information (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2017
Warrants outstanding	297,241
Warrants exercise price	$ 0.04
Series B Preferred Stock Warrants [Member]
Warrants outstanding		299,999
Warrants exercise price		$ 1.20
Series C1 Preferred Stock Warrants
Warrants outstanding		95,359
Warrants exercise price		$ 1.573
Warrants To Purchase Series B3 Preferred Shares [Member]
Warrants outstanding	299,999
Warrants exercise price	$ 1.20